LOANS RECEIVABLE, NET	12 Months Ended
Mar. 31, 2020
LOANS RECEIVABLE, NET
LOANS RECEIVABLE, NET

Note 5–  LOANS RECEIVABLE, NET

	As of	As of
	March 31, 2020	March 31, 2019
	USD	USD
Loans receivable	46,186,855	77,448,759
Allowance for uncollectible loans receivable	(15,017,029)	(1,083,385)
Loans receivable, net	31,169,826	76,365,374
Loans receivable, net – current	14,190,488	36,554,913
Loans receivable, net – non-current	16,979,338	39,810,461

As of March 31, 2020 and 2019, the Company did not have any past due loans receivable and none of loans receivable were in non-accrual status. The amount of loans receivable attributable to Trust 1 was US$4,472,885 and US$64,103 as of March 31, 2020 and 2019, respectively.

Movement of allowance for uncollectible loans receivable during the years ended March 31, 2020 and 2019 is as follows:

	Year ended	Year ended
	March 31, 2020	March 31, 2019
	USD	USD

Balance at beginning of the year	1,083,385	—
Provision for allowance of uncollectible loans receivable	14,225,450	1,084,225
Foreign currency translation adjustments	(291,806)	(840)
Balance at end of the year	15,017,029	1,083,385